Members’ Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred units, cumulative earnings	$ 4,693,110	$ 2,279,593
Series One And Series Two Preferred Units [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Units, Issued	182,500	182,500
Preferred Units, Outstanding	182,500	182,500
Series Three Preferred Units [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Units, Outstanding	89,081	0
Capital A Units [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital unit issued	221,809	221,809
Capital Units, Outstanding	221,809	221,809
Capital B Units [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted, shares	11,403	15,250
Forfeitures, shares	5,431
Stock Issued During Period, Shares		8,500
Stock Issued During Period, value		$ 0
Preferred Units [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Annual rate	8.00%